INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit During Development Stage [Member]	Total
Balances at Mar. 10, 2011	$ 0	$ 0	$ 0	$ 0
Sale of ordinary shares to Sponsor on March 11, 2011 at $0.012 per share	25,000	0	0	25,000
Sale of ordinary shares to Sponsor on March 11, 2011 at $0.012 per share (in shares)	2,012,500
Net income (loss) attributable to ordinary shares not subject to possible redemption			(5,000)	(5,000)
Balances at Jun. 30, 2011	25,000	0	(5,000)	20,000
Balance (in shares) at Jun. 30, 2011	2,012,500
Sale on July 20, 2011 of 8,050,000 units at $10 per unit (including 6,469,978 shares subject to possible redemption)	80,500,000	0	0	80,500,000
Sale on July 20, 2011 of 8,050,000 units at $10 per unit (including 6,469,978 shares subject to possible redemption) (in shares)	8,050,000
Underwriters' discount and offering expenses	(4,981,810)	0	0	(4,981,810)
Sale on July 20, 2011 of 4,166,667 private placement warrants to the Sponsor at $0.75 per warrant	0	3,125,000	0	3,125,000
Warrant liability recorded on July 20, 2011	(6,037,500)	(3,125,000)		(9,162,500)
Proceeds subject to possible redemption of 6,469,978 ordinary shares at redemption value	(64,505,681)	0	0	(64,505,681)
Proceeds subject to possible redemption of 6,469,978 ordinary shares at redemption value (in shares)	(6,469,978)
Change in proceeds subject to possible redemption to 6,597,441 ordinary shares at redemption value	(5)	0	(1,270,805)	(1,270,810)
Change in proceeds subject to possible redemption to 6,597,441 ordinary shares at redemption value (in shares)	(127,463)
Net income (loss) attributable to ordinary shares not subject to possible redemption	0	0	1,275,805	1,275,805
Balances at Jun. 30, 2012	$ 5,000,004	$ 0	$ 0	$ 5,000,004
Balance (in shares) at Jun. 30, 2012	3,465,059